Deferred consideration - Schedule of Carrying Amount for the Reporting Periods (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Contingent Consideration [Roll Forward]
Beginning balance	$ 25,734,073	$ 0	$ 0
Additions		25,065,957	25,065,957
Fair value reassessment	(5,292,917)	668,116	668,116
Ending balance	$ 20,441,156	$ 25,734,073	$ 25,734,073